Environmental Trust Funds - Schedule of Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental Trust Funds [abstract]
Balance at beginning of the year	$ 69.5	$ 60.8
Contributions	8.7	7.1
Interest earned	0.7	0.7	$ 0.6
Translation adjustment	0.4	0.9
Balance at end of the year	$ 79.3	$ 69.5	$ 60.8